DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Recommended by directors at previous year end:
Dividend	£ 0.0320	£ 0.0285	£ 0.0150
Dividend	£ 2,288	£ 2,034	£ 1,070
Final dividend [Member]
Recommended by directors at previous year end:
Dividend	£ 0.0170	£ 0.0150	£ 0.0075
Dividend	£ 1,212	£ 1,070	£ 535
Special dividend [Member]
Recommended by directors at previous year end:
Dividend	£ 0.0050	£ 0.0050
Dividend	£ 356	£ 357
Interim dividend [Member]
Recommended by directors at previous year end:
Dividend	£ 0.0100	£ 0.0085	£ 0.0075
Dividend	£ 720	£ 607	£ 535